Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,754	$ 4,024	$ 3,106
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	823	846	975
Provision for loan losses	775	1,675	3,000
Deferred federal income taxes	(55)	(303)	(441)
Gain on sale of loans	(154)	(282)	(289)
Net loss on sale or write-down of other real estate owned	141	30	24
(Increase) in cash value of life insurance	(301)	(411)	(345)
Gain on life insurance proceeds	(204)	0	0
Net amortization of security premiums and discounts	2,356	1,196	314
Provision for deferred compensation	0	2	8
Gain on sale of securities	(149)	(11)	0
Write-down of securities	394	0	0
Gain on disposal of premises	0	0	(39)
Proceeds from sale of loans, net of originations	115	201	180
Decrease (increase) in accrued interest receivable	(444)	(123)	17
Decrease in other assets	(803)	(116)	(1,767)
Increase (decrease) in other liabilities	946	(345)	175
Net cash provided by operating activities	8,194	6,383	4,918
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities of securities	36,342	24,093	23,036
Proceeds from sales of available-for-sale securities	4,005	1,996	0
Proceeds from sale of other real estate owned	1,125	1,738	82
Proceeds from disposal of premises and equipment	0	0	67
Purchases of available-for-sale securities	(121,643)	(62,573)	(59,523)
Proceeds from branch acquisition	83,496	0	0
Purchase of restricted stock	0	0	(115)
Net decrease in loans	10,000	29,145	20,953
Additions to premises and equipment	(544)	(515)	(621)
Net cash provided (used in) by investing activities	12,781	(6,116)	(16,121)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	6,608	13,438	25,642
Increase (decrease) in federal funds purchased and securities sold under repurchase agreements	19,872	4,614	(976)
Borrowed funds:
Proceeds	6,000	0	2,000
Repayments	(13,000)	(10,000)	(6,000)
Cash dividends paid	(2,142)	(2,174)	(2,202)
Purchase of treasury stock	(76)	(940)	(171)
Payment of deferred compensation	0	(73)	(498)
Net cash provided by financing activities	17,262	4,865	17,795
NET INCREASE IN CASH AND CASH EQUIVALENTS	38,237	5,132	6,592
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	21,856	16,724	10,132
CASH AND CASH EQUIVALENTS AT END OF YEAR	60,093	21,856	16,724
SUPPLEMENTAL DISCLOSURES
Interest	3,572	6,314	7,094
Federal income taxes	1,210	1,641	1,400
Non-cash operating activities:
Change in deferred income taxes on net unrealized gain on available-for-sale securities	1,974	276	(296)
Non-cash investing activity:
Change in net unrealized gain on available-for-sale securities	5,809	813	869
Non-cash operating and investing activity:
Transfer of loans to other real estate owned	$ 1,700	$ 881	$ 2,142